Derivative financial instruments - Derivatives held for risk management (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 44,037,099	£ 35,923,730
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	161	246
Derivative liabilities held for risk management	(65)	(1,103)
Held for risk management [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	116,441	175,785
Held for risk management [Member] | Subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		0
Held for risk management [Member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,188	12,135
Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	108,253	163,650
Held for risk management [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	161	246
Derivative liabilities held for risk management	(65)	(1,103)
Held for risk management [Member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	161	246
Derivative liabilities held for risk management	(65)	(1,103)
Held for risk management [Member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	48,617	68,022
Held for risk management [Member] | Cash flow hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	45,995	66,214
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	18	88
Derivative liabilities held for risk management	(7)	(3)
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Currency swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Held for risk management [Member] | Cash flow hedges [member] | Currency swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,622	1,808
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	18	88
Derivative liabilities held for risk management	(7)	(3)
Held for risk management [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	64,856	104,781
Held for risk management [Member] | Fair value hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	62,258	97,436
Held for risk management [Member] | Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	143	117
Derivative liabilities held for risk management	(48)	(1,090)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,598	7,345
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	143	117
Derivative liabilities held for risk management	(48)	(1,090)
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Held for risk management [Member] | Fair value hedges [member] | Forward foreign exchange [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,968	2,982
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Cleared by central counterparty [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	41
Derivative liabilities held for risk management	(10)	(10)
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member] | Cleared by central counterparty [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0
Derivative liabilities held for risk management	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,968	2,982
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	41
Derivative liabilities held for risk management	£ (10)	£ (10)